Performance Management - GABELLI CAPITAL ASSET FUND	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information does not reflect separate account or variable insurance contract fees and charges.
Bar Chart [Heading]	GABELLI CAPITAL ASSET FUND (Total Returns for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

Performance information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, the Fund’s returns would be lower than those shown. During the periods shown in the bar chart, the highest return for a quarter was 23.47% (quarter ended December 31, 2020), and the lowest return for a quarter was (29.75)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	23.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(29.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2024)
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2024)	Past One Year	Past Five Years	Past Ten Years
Gabelli Capital Asset Fund	11.30%	6.79%	6.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Performance Availability Website Address [Text]	www.gabelli.com